Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost — $2,172,677 in 2015 and $2,249,891 in 2014)	$ 2,446,921	$ 2,678,688
Equity securities available for sale, at fair value (cost — $144,407 in 2015 and $122,347 in 2014)	158,082	135,746
Commercial mortgage loans on real estate, at amortized cost	420,569	499,814
Policy loans	10,031	11,663
Short-term investments	90,497	64,104
Collateral held/pledged under securities agreements	0	42,941
Other investments	42,330	109,740
Total investments	3,168,430	3,542,696
Cash and cash equivalents	60,137	7,290
Premiums and accounts receivable, net	62,781	77,467
Reinsurance recoverables	2,225,924	2,154,208
Accrued investment income	34,818	36,194
Deferred acquisition costs	33,476	26,435
Goodwill	17,285	17,285
Value of business acquired	8,806	10,129
Other intangible assets, net	12,972	14,760
Other assets	41,996	3,965
Assets held in separate accounts	1,596,250	1,685,061
Total assets	7,262,875	7,575,490
Liabilities
Future policy benefits and expenses	2,875,419	2,906,706
Unearned premiums	34,076	34,355
Claims and benefits payable	1,719,916	1,717,938
Commissions payable	20,288	17,599
Deferred gain on disposal of businesses	58,368	67,460
Obligation under securities agreements	0	42,941
Accounts payable and other liabilities	183,544	222,501
Tax payable	4,339	1,072
Liabilities related to separate accounts	1,596,250	1,685,061
Total liabilities	$ 6,492,200	$ 6,695,633
Commitments and contingencies
Stockholder's equity
Common stock, par value $5 per share, 1,000,000 shares authorized, issued, and outstanding	$ 5,000	$ 5,000
Additional paid-in capital	515,630	515,630
Retained earnings	66,510	75,409
Accumulated other comprehensive income	183,535	283,818
Total stockholder's equity	770,675	879,857
Total liabilities and stockholder's equity	$ 7,262,875	$ 7,575,490